Statements of Net Assets Available for Benefits - EBP 42-1039071 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
Investments, at fair value	$ 79,043,339	$ 67,398,834
Notes receivable from participants	363,454	430,263
NET ASSETS AVAILABLE FOR BENEFITS	$ 79,406,793	$ 67,829,097